Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Inventories [Abstract]
Schedule of Short-term and Long-term Inventories
Short-term:
	December 31,
	2 0 1 8	2 0 1 7

Finished goods	$1,961,627	$1,572,134
Work in process	79,914	61,129
Billets	2,046,143	1,443,938
Raw materials and supplies	4,576,732	3,728,737
Materials, spare parts and rollers	1,154,586	1,331,079
Materials in transit	319,420	126,481
	$10,138,422	$8,263,498

Long-term:

	December 31,
	2 0 1 8	2 0 1 7

Coke	$952,786	$1,037,470
Spare parts	54,783	49,831
Rollers	140,009	133,465
Finished godos	353,095	353,095
	1,500,673	1,573,861

Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$1,147,578	$1,220,766